Share-Based Compensation - Summary of Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Stock Options
Options outstanding, beginning (in shares) | shares	5,693,397	2,346,343
Granted (in shares) | shares	1,232,796	4,897,993
Exercised (in shares) | shares	(103,828)	(1,202,242)
Expired (in shares) | shares	(135,926)
Forfeited (in shares) | shares	(937,936)	(348,697)
Options outstanding, ending (in shares) | shares	5,748,503	5,693,397
Weighted Average Exercise Price
Options outstanding, beginning (in CAD per share)	$ 95.88	$ 64.32
Granted (in CAD per share)	54.27	97.44
Exercised (in CAD per share)	26.91	38.64
Expired (in CAD per share)	51.72
Forfeited (in CAD per share)	98.94	100.92
Options outstanding, ending (in CAD per share)	88.60	95.88
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in CAD per share)	$ 78.08
Weighted average share price (in CAD per share)		$ 120.60